contingent liabilities (Details)	Jun. 30, 2023 CAD ($) employee	Dec. 31, 2022 CAD ($)
Indemnification obligation
Contingent liabilities | $
Concentration of labour
Concentration of labour
Minimum number of team members covered under collective agreement | employee	6,500